Results - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Operating costs
Total R&D expenditure	€ (149,114)	€ (94,372)	€ (265,877)	€ (177,567)
Filgotinib program
Operating costs
Total R&D expenditure			(65,541)	(30,406)
Ziritaxestat program
Operating costs
Total R&D expenditure			(29,790)	(41,668)
OA program on GLPG1972
Operating costs
Total R&D expenditure			(12,499)	(9,733)
Toledo Program
Operating costs
Total R&D expenditure			(37,557)	(11,869)
AtD program on MOR106
Operating costs
Total R&D expenditure			(9,518)	(12,460)
CF program
Operating costs
Total R&D expenditure			(176)	(1,793)
Other programs
Operating costs
Total R&D expenditure			€ (110,797)	€ (69,638)